LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of total operating lease expenses

	For the year ended December 31,
	2020	2021	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	3,778	3,978	3,789
Right-of-use assets obtained in exchange for new lease obligations:	4,388	1,675	1,828

Weighted average remaining lease term	2.83	2.24	1.65
Weighted average discount rate	3.02%	2.61%	3.09%

Summary of maturity analysis of the annual undiscounted cash flows

Years ending December 31,
2023	3,197
2024	1,833
2025	538
2026	35
2027	—
2028 and thereafter	—
Less: imputed interest	(207)
Total operating lease liabilities	5,396
Less: current operating lease liabilities	2,928
Non-current operating lease liabilities	2,468